Shareholder Fees - GMO Emerging Country Debt Fund - GMO Emerging Country Debt Fund - ETF Class	Sep. 29, 2026
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)